Summary of significant accounting policies Estimated useful lives of intangible assets (Details 1)	12 Months Ended
Dec. 31, 2022
Land use right
Finite-Lived Intangible Asset, Useful Life	50 years
Patents
Finite-Lived Intangible Asset, Useful Life	10 years
Minimum | Software
Finite-Lived Intangible Asset, Useful Life	5 years
Maximum | Software
Finite-Lived Intangible Asset, Useful Life	10 years